Property And Equipment, Net - Summary of Property And Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 297,676		¥ 215,796
Less: Accumulated depreciation	(103,100)		(106,972)
Property and equipment, net	194,576	$ 27,405	108,824
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	64,977		74,515
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	5,959		4,503
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	74,698		68,354
Office building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	63,000		63,000
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 89,042		¥ 5,424